Schedule IV (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Net Amount	$ 5,093	$ 5,637	$ 4,341
Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	4,739	4,604	4,384
Ceded to Other Companies	964	1,232	1,116
Assumed from Other Companies	1,318	2,265	1,073
Net Amount	$ 5,093	$ 5,637	$ 4,341
Percent of Amount Assumed to Net	25.90%	40.20%	24.70%
Life Insurance and Annuities | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 4,651	$ 4,504	$ 4,273
Ceded to Other Companies	932	1,196	1,072
Assumed from Other Companies	1,318	2,265	1,073
Net Amount	$ 5,037	$ 5,573	$ 4,274
Percent of Amount Assumed to Net	26.20%	40.60%	25.10%
Accident and Health | Operating Segments
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 88	$ 100	$ 111
Ceded to Other Companies	32	36	44
Assumed from Other Companies	0	0	0
Net Amount	$ 56	$ 64	$ 67
Percent of Amount Assumed to Net	0.00%	0.00%	0.00%
Life insurance in force
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 1,280,831	$ 1,280,090	$ 1,243,389
Ceded to Other Companies	346,879	363,008	349,453
Assumed from Other Companies	188	192	225
Net Amount	$ 934,140	$ 917,274	$ 894,161
Percent of Amount Assumed to Net	0.00%	0.00%	0.00%